Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total

(in thousands)
Division Revenues:
3 Months ended 03/31/2021	$ 9,707	$ 9,502	$ 10,244	$ 10,475	$ 7,223	$ 6,697	$ 5,977	$ 8,528	$ 68,353
3 Months ended 03/31/2020	$ 10,210	$ 9,181	$ 10,163	$ 9,791	$ 6,560	$ 6,304	$ 5,717	$ 8,506	$ 66,432

Division Profit:
3 Months ended 03/31/2021	$ 3,591	$ 4,841	$ 5,139	$ 4,519	$ 2,971	$ 1,996	$ 1,644	$ 3,506	$ 28,207
3 Months ended 03/31/2020	$ 3,253	$ 3,754	$ 4,183	$ 3,193	$ 1,997	$ 1,296	$ 1,403	$ 2,983	$ 22,062

Division Assets:
03/31/2021	$ 102,408	$ 110,430	$ 113,042	$ 131,431	$ 75,114	$ 79,445	$ 79,430	$ 99,551	$ 790,851
12/31/2020	$ 106,982	$ 112,168	$ 117,199	$ 136,558	$ 77,143	$ 82,332	$ 69,344	$ 103,048	$ 804,774

	3 Months Ended 03/31/2021	3 Months Ended 03/31/2020
	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$ 68,353	$ 66,432
Corporate finance charges earned, not allocated to divisions	22	31
Corporate investment income earned, not allocated to divisions	2,043	1,780
Timing difference of insurance income allocation to divisions	2,846	2,299
Other revenue not allocated to divisions	2	2
Consolidated Revenues (1)	$ 73,266	$ 70,544

Reconciliation of Profit:
Profit per division	$ 28,207	$ 22,062
Corporate earnings not allocated	4,913	4,112
Corporate expenses not allocated	(21,112)	(23,339)
Consolidated Income Before Income Taxes	$ 12,008	$ 2,835

Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.